Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Fair Value of Financial Assets and Liabilities

Note 35 – Fair Value of Financial Assets and Liabilities

This disclosure was prepared based on the guidelines “Fair Value of Financial Instruments” from the IFRS 13 “Fair Value Measurements”.

The following section details the main guidelines and definitions used by the Bank:

Fair value: The price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. an exit price). The transaction is carried out in the principal[2] or most advantageous[3] market and is not forced (i.e. it does not consider factors specific to the Bank that may influence a real transaction).

Market participants: Buyers and sellers in the principal (or most advantageous) market for the asset or liability that have all of the following characteristics:

a)

They are independent of each other, i.e. they are not related parties as defined in IAS 24 “Related Party Disclosures,” although the price in a related party transaction may be used as an input to a fair value measurement if the entity has evidence that the transaction was entered into at market terms.

b)

They are knowledgeable, having a reasonable understanding about the asset or liability and the transaction using all available information, including information that might be obtained through due diligence efforts that are usual and customary.

c)	They are able to enter into a transaction for the asset or liability.
d)	They are willing to enter into a transaction for the asset or liability (i.e. they are motivated, but not forced or otherwise compelled, to do so).

Fair value measurement: When measuring fair value, the Bank takes into account the same characteristics of the asset or liability that market participants would consider in pricing that asset or liability on the measurement date.

Aspects of the transaction: A fair value measurement assumes that the asset or liability is exchanged in an orderly transaction between market participants to sell the asset or transfer the liability at the measurement date under current market conditions. The measurement assumes that the transaction to sell the asset or transfer the liability takes place: (a) on the principal market for the asset or liability; or (b) in the absence of a principal market, on the most advantageous market for the asset or liability.

Market participants: The fair value measurement measures the fair value of the asset or liability using the assumptions that the market participants would use in pricing the asset or liability, assuming that the participants act in their best economic interest.

Prices: Fair value is the price that will be received for the sale of an asset or paid for the transfer of a liability in an orderly transaction on the main (or most advantageous) market as of the measurement date under current market conditions (i.e. exit price) regardless of whether that price is directly observable or estimated using another valuation technique.

2	The market with the greatest volume and level of activity for the asset or liability
3

The market that maximizes the amount that would be received to sell the asset or minimizes the amount that would be paid to transfer the liability, after taking into account transaction costs and transport costs.

Note 35 – Fair Value of Financial Assets and Liabilities, continued

Highest and best use of non-financial assets: The fair value measurement of these assets takes into account the market participant’s ability to generate economic benefits through the highest and best use of the asset or through the sale of the asset to another market participant that would maximize the value of the asset.

Bank’s own liabilities and equity instruments: The fair value measurement assumes that these items are transferred to a market participant on the date of measurement. The transfer of these items assumes that:

a)

A liability would remain outstanding and the market participant transferee would be required to fulfill the obligation. The liability would not be settled with the counterparty or otherwise extinguished on the measurement date.

b)

An entity’s own equity instrument would remain outstanding and the market participant transferee would take on the rights and responsibilities associated with the instrument. The instrument would not be cancelled or otherwise extinguished on the measurement date.

Default risk: The fair value of a liability reflects the effect of the default risk. This risk includes, but is not limited to, the entity’s own credit risk. This risk is assumed to be the same before and after the liability is transferred.

Initial recognition: When an asset is acquired or a liability assumed in an exchange transaction involving that asset or liability, the transaction price is the price paid to acquire the asset or received to assume the liability (the entry price). In contrast, the fair value of the asset or liability is the price received to sell the asset or paid to transfer the liability (the exit price). Entities do not necessarily sell assets at the prices paid to acquire them. Likewise, they do not necessarily transfer liabilities at the price received to assume them.

Valuation techniques: The Bank will use techniques that are appropriate for the circumstances and for which sufficient data is available to measure the fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. The following approaches deserve mention:

a)

Market approach. Uses prices and other relevant information generated by market transactions involving identical or comparable (similar) assets, liabilities, or a Bank of assets and liabilities (e.g. a business).

b)

Income approach. Converts future amounts (cash flows or income and expenses) to a single current (discounted) amount, reflecting current market expectations about those future amounts. The fair value measurement is determined based on the value indicated by the current market expectations about those future amounts.

c)	Cost approach. Reflects the amount that would be required currently to replace the service capacity of an asset (current replacement cost).

Present value techniques: Technique to adjust the discount rate and expected cash flows (expected present value). The present value technique used to measure the fair value will depend on the specific facts and circumstances of the asset or liability being measured and the availability of sufficient data.

Components of the present value measurement: Present value is the tool used to link future amounts (e.g. cash flows or values) to a present amount using a discount rate. A fair value measurement of an asset or a liability using a present value technique captures all the following elements from the perspective of market participants at the measurement date:

Note 35 – Fair Value of Financial Assets and Liabilities, continued

a)	An estimate of future cash flows for the asset or liability being measured.
b)	Expectations about possible variations in the amount and timing of the cash flows representing the uncertainty inherent in the cash flows.
c)

The time value of money, represented by the rate on risk-free monetary  assets that have maturity dates or durations that coincide with the period  covered by the cash flows and pose neither uncertainty in timing nor risk of  default to the holder (i.e. a risk-free interest rate).

d)	The price for bearing the uncertainty inherent in the cash flows (i.e. a risk premium).
e)	Other factors that market participants would take into account in the circumstances.
f)	For a liability, the non-performance risk relating to that liability, including the entity’s (i.e. the debtor’s) own credit risk.

Fair value hierarchy: Gives the highest priority to quoted prices (unadjusted) in active markets for identical assets and liabilities (Level 1 inputs) and lowest priority to unobservable inputs (Level 3 inputs). Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

The following tables summarizes the fair values of the Bank’s main financial assets and liabilities as of December 31, 2022 and 2021, including those that are not recorded at fair value in the Consolidated Statement of Financial Position.

Determination of the fair value as of December 31, 2022 and 2021

	As of December 31, 2022
		Estimated fair value
	Book value	Recurring	Non-recurring (1)
	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	3,058,752	—	3,058,752
Cash items in process of collection	494,994	—	494,994
Financial instruments at fair value through profit or loss	472,283	472,283	—
Financial instruments at fair value through other comprehensive income	3,735,290	3,735,290	—
Loans and accounts receivable at amortized cost	25,711,811	—	26,405,529
Financial instruments at amortized cost	1,013,943	—	925,277
Investments under resale agreements	162,774	—	162,774
Financial derivatives contracts held for trading	3,617,792	3,617,792	—
Financial derivatives contracts held for hedge accounting	138,548	138,548	—
Interbank loans, net	46,122	—	46,122
Totals Assets	38,452,309	7,963,913	31,093,448
Liabilities
Deposits and other demand liabilities	5,555,185	—	5,555,185
Cash in process of being cleared	456,957	—	456,957
Obligations under repurchase agreements	354,088	—	354,088
Time deposits and other time liabilities	12,703,653	—	12,628,648
Financial derivatives contracts held for trading	3,426,141	3,426,141	—
Financial derivatives contracts held for hedge accounting	218,733	218,733	—
Interbank borrowings	4,728,323	—	4,714,722
Debt instruments issued	6,547,807	—	6,360,361
Financial instruments of regulatory capital issued	1,263,169	—	1,417,784
Lease contract liabilities	94,575	—	94,575
Other financial liabilities	359,573	—	359,573
Totals Liabilities	35,708,204	3,644,874	31,941,893

(1)   Non-recurring items correspond to those line items that are carried at cost, but their corresponding fair value has been estimated for disclosure purposes only.

Note 35 – Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2021
		Estimated fair value
	Book value	Recurring	Non-recurring(1)
	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	3,473,392	—	3,473,392
Cash items in process of collection	438,496	—	438,496
Financial instruments at fair value through profit or loss	332,724	332,724	—
Financial instruments at fair value through other comprehensive income	3,660,450	3,660,450	—
Loans and accounts receivable at amortized cost	23,795,548	—	24,119,631
Financial instruments at amortized cost	187,455	—	187,086
Investments under resale agreements	606,178	—	606,178
Financial derivatives contracts held for trading	2,897,803	2,897,803	—
Financial derivatives contracts held for hedge accounting	83,123	83,123	—
Interbank loans, net	80,554	—	80,554
Totals Assets	35,555,723	6,974,100	28,905,337
Liabilities
Deposits and other demand liabilities	7,576,095	—	7,576,095
Cash in process of being cleared	424,358	—	424,358
Obligations under repurchase agreements	466,006	—	466,006
Time deposits and other time liabilities	10,097,443	—	10,009,988
Financial derivatives contracts held for trading	2,757,342	2,757,342	—
Financial derivatives contracts held for hedge accounting	168,245	168,245	—
Interbank borrowings	4,918,423	—	4,915,814
Debt instruments issued	5,609,795	—	5,486,872
Financial instruments of regulatory capital issued	1,153,045	—	1,153,045
Lease contract liabilities	115,544	—	106,564
Other financial liabilities	42,435	—	42,435
Totals Liabilities	33,328,731	2,925,587	30,181,177

(1)  Non-recurring items correspond to those line items that are carried at cost, but their corresponding fair value has been estimated for disclosure purposes only.

Fair Value Measurements of assets and liabilities only for disclosure purposes (non-recurring) :

	As of December 31,
Non-recurring fair value measurement	2022	2021
	MCh$	MCh$
Assets
Cash and deposits in banks	3,058,752	3,473,392
Cash items in process of collection	494,994	438,496
Loans and accounts receivable at amortized cost	26,405,529	24,119,631
Investments under resale agreements	162,774	606,178
Interbank loans, net	46,122	80,554
Financial instruments at amortized cost	925,277	187,086
Totals Assets	31,093,448	28,905,337
Liabilities
Deposits and other demand liabilities	5,555,185	7,576,095
Cash in process of being cleared	456,957	424,358
Obligations under repurchase agreements	354,088	466,006
Time deposits and other time liabilities	12,628,648	10,009,988
Interbank borrowings	4,714,722	4,915,814
Debt instruments issued	6,360,361	5,486,872
Financial instruments of regulatory capital issued	1,417,784	1,153,045
Lease contract liabilities	94,575	106,564
Other financial obligations	359,573	42,435
Totals Liabilities	31,941,893	30,181,177

Note 35 – Fair Value of Financial Assets and Liabilities, continued

The following section describes the methods used to estimate fair value:

Cash, short-term assets and short-term liabilities

The fair value of these items approximates their book value given their short-term nature. These items include:

●	Cash and deposits in Banks
●	Cash in the process of collection
●	Financial instruments at fair value through profit or loss
●	Deposits and other demand liabilities
●	Other financial obligations

Loans

The fair value of loans is determined using a discounted cash flow analysis, using a risk-free interest rate adjusted for expected losses from debtors based on their credit quality. The credit risk adjustment is based on the Bank’s credit risk policies and methodologies: These items include:

●	Interbank loans
●	Loans and accounts receivable at amortized cost

Financial instruments at amortized cost

The estimated fair value of these financial instruments is determined using quotes and transactions observed in the main market for identical instruments, or in their absence, for similar instruments. Fair value estimates of debt instruments or securities representative of debt take into account additional variables and inputs to the extent that they apply, including estimates of prepayment rates and the credit risk of issuers.

Medium and long-term liabilities

The fair value of medium and long-term liabilities is determined using a discounted cash flow analysis, using an interest rate curve that reflects current market conditions at which the entity’s debt instruments are traded. Medium and long-term liabilities include:

●	Time deposits and other time liabilities
●	Interbank borrowings
●	Debt instruments issued

Note 35 – Fair Value of Financial Assets and Liabilities, continued

Fair Value measurement of financial assets and liabilities (recurring):

	As of December 31,
Fair value measurement of recurring items	2022	2021
	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	472,283	332,724
Central Bank of Chile and Government securities	160,751	50,743
Other securities issued in Chile	22,877	111
Foreign government and Central Bank instruments	182,268	232,083
Other instruments issued abroad	4,658	8,824
Investments in mutual funds	47,598	39,842
Financial assets not held for trading valued mandatorily at fair value through profit or loss	53,206	—
Other financial instruments at FVTPL	925	1,121
Financial instruments at fair value through other comprehensive income	3,735,290	3,660,450
Central Bank of Chile and Government securities	2,971,905	2,325,668
Other securities issued in Chile	205,358	138,845
Foreign government and Central Bank instruments	311,319	45,386
Other instruments issued abroad	232,350	366,487
Other investments at FVOCI	14,358	784,064
Financial derivative contracts	3,756,340	2,980,926
Forwards	488,261	382,206
Swaps	3,267,426	2,598,071
Call options	653	649
Put options	—	—
Totals Assets	7,963,913	6,974,100
Liabilities
Financial derivative contracts	3,644,874	2,925,587
Forwards	530,445	391,049
Swaps	3,113,516	2,534,164
Call options	403	343
Put options	510	31
Totals Liabilities	3,644,874	2,925,587

Financial Instruments

The estimated fair value of these financial instruments is determined using quotes and transactions observed in the main market for identical instruments, or in their absence, for similar instruments. Fair value estimates of debt instruments or securities representative of debt take into account additional variables and inputs to the extent that they apply, including estimates of prepayment rates and the credit risk of issuers. These financial instruments are classified as follows:

●	Financial instruments at fair value through profit or loss
●	Financial instruments at fair value through other comprehensive income

Note 35 – Fair Value of Financial Assets and Liabilities, continued

Financial Derivative Instruments

The estimated fair value of derivative instruments is calculated using prices quoted in the market for financial instruments with similar characteristics. Therefore, the methodology recognizes the credit risk of each counterparty.

The adjustments are known internationally as the counterparty value adjustment (“CVA”), which consists of an adjustment for debtor risk (credit value adjustment or CVA) and for creditor risk (debit value adjustment or “DVA”). The sum of these adjustments gives the effective counterparty risk that the derivative contract must have.

These adjustments are recorded periodically in the financial statements. As of December 2022, 2021 and 2020, the portfolio of derivative contracts in both Chile and Colombia is detailed as follows:

As of December 31,
	2022		2021		2020
	CVA	DVA	CVA	DVA	CVA	DVA
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivatives held for hedging	—	—	—	—	—	—
Fair value hedge					—	—
Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Cash flow hedge		—		—	—	—
Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Hedge of net investments in a foreign operation	—	—	—	—	—	—
Currency forwards	—	—	—	—	—	—
Currency swaps	—	—	—	—	—	—
Interest rate swaps	—	—	—	—	—	—
Derivatives held for trading	(5,663)	881	(9,320)	337	(40,971)	589
Currency forwards	(474)	446	(240)	207	(443)	205
Currency swaps	(4,748)	344	(4,936)	56	(36,363)	37
Interest rate swaps	(441)	91	(4,144)	74	(4,165)	347
Call currency options	—	—	—	—	—	—
Put currency options	—	—	—	—	—	—
Total financial derivative contracts	(5,663)	881	(9,320)	337	(40,971)	589

Fair value hierarchy

IFRS 13 establishes a fair value hierarchy that classifies assets and liabilities based on the characteristics of the data that the technique requires for its valuation:

Level 1:

Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Entity can access at the measurement date. The inputs needed to value the instruments in this category are available daily and used directly.

In the case of currency, shares and mutual funds, prices are observed directly in over-the-counter (OTC) markets and the stock exchange. These prices correspond to the values at which the exact same assets are traded. As a result, the portfolio valuation does not require assumptions or models of any type.

Note 35 – Fair Value of Financial Assets and Liabilities, continued

For instruments issued by the Central Bank of Chile and the Chilean Treasury, a price provider is used, which corresponds to a public quotation. The comparative prices are defined under the criterion of similarity in duration, type of currency and they are traded equivalently on a daily basis. The valuation of these instruments is identical to the Stock Exchange Comercio de Santiago, which is a standard and international methodology. This methodology uses the rate of internal return to discount the flows of the instrument.

Level 2:

The specific instrument does not have daily quotes. However, similar instruments can be observed (e.g. same issuer, different maturity; or different issuer, same maturity and risk rating). In general, they are diverse combinations of pseudo-arbitration. Although the inputs are not directly observable, observable inputs are available with the needed periodicity.

In this category, instruments are valued by discounting contractual cash flows based on a zero-coupon curve determined through the price of instruments with similar characteristics and a similar issuer risk. The income approach is used, which converts future amounts to present amounts.

For derivative instruments within this category, quotes from over-the-counter (OTC) transactions reported by the most important brokers in the Chilean market and the Bloomberg platform are used. The inputs observed include forward prices, interest rates and volatilities. Based on these inputs, market curves are modeled. They are a numerical representation of the opportunity costs of the instrument’s cash flows or the price volatility of an asset. Finally, cash flows are discounted.

The Black and Scholes model is used for options based on prices of brokers in the Over-The-Counter market. For money market instruments, prices of transactions on the Santiago Stock Exchange are observed and used to model market curves.

For corporate or Bank bonds, given the lack of market depth, the Bank uses transactions (if any) in the Chilean market, on foreign markets, zero-coupon curves of risk-free instruments, adjustment curves, spread modeling, correlation with similar financial instruments, etc. and creates market curves for use in the final result. These market curves are provided by a pricing supplier and are widely accepted by the market, regulators and scholars.

Level 3:

Inputs are unobservable inputs for the asset or liability.

This is used when prices, data or necessary inputs are not directly or indirectly observable for similar instruments for the asset or liability as of the valuation date. These fair value valuation models are subjective in nature. Therefore, they base their estimate of prices on a series of assumptions that are widely accepted by the market.

Due to the lack of liquidity in the basis of the active banking rate (TAB) over the chamber rate (camera), the price is not observable and, therefore, models must be used to estimate the future cash flows of the contract. This spread is calculated on a historical basis using the IRS with the greatest market depth, which is the chamber swap.

In addition, the Bank offers American forwards to meet its customers’ needs. They do not have a secondary market and, therefore, their value is estimated using an extension of the Hull-White model, used widely by the financial services industry.

Note 35 – Fair Value of Financial Assets and Liabilities, continued

With respect to financial assets, a negotiation is not required, mandatorily valued at fair value with changes in results, the valuation is made based on the determination of a rate that allows obtaining the fair value based on market references:

Determining an average rate from “Comparable Instruments” according to the rating of the issuer and term of the instrument.

-	Decomposing the rate into a risk-free base observable in the market and a spread that represents the credit risk of the issuer.
-	The periodic valuation of the instrument is carried out based on the value of the risk-free rate of each day plus the determined credit spread.

The table below summarizes the impacts on the portfolio of a recalibration of the models based on a stress scenario, recalibrating parameters with the shock incorporated.

	As of December 31, 2022			As of December 31, 2021
	Forward			Forward
	Americano	Basis TAB	Basis TAB	Americano	Basis TAB	Basis TAB
Impact calibration	USD-CLP	CLP	CLF	USD-CLP	CLP	CLF
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Volatility exchange rate USD-CLP
TAB 30	—	33	—	—	48	—
TAB 90	—	—	—	—	—	—
TAB 180	—	26	9	—	37	12
TAB 360	—	—	(1)	—	—	(2)
Totals	—	59	8	—	85	10

The following table summarizes the fair value hierarchy for the Bank’s recurring valuation of financial instruments:

Level	Instrument	Issuer	Price Source	Model
1	Currencies	Not Applicable	OTC, Bloomberg	Directly observable price.
	Shares	Others	Santiago Exchange	Directly observable price.
	Mutual Funds	Asset Managers	CMF (formerly the SVS)	Directly observable price.
	Bonds	Chilean Central Bank and Chilean Treasury	Santiago Exchange	Internal rate of return (“IRR”) based on prices.
2	Derivatives	Not Applicable	OTC (brokers), Bloomberg	Interest rate curves based on forward prices and coupon rates.
	Money market	Chilean Central Bank and Chilean Treasury	Santiago Exchange	Interest rate curves based on prices.
	Money market	Banks	Santiago Exchange	Interest rate curves based on prices.
	Bonds	Companies, Banks	Pricing provider	Interest rate curves based on correlations, spreads, extrapolations, etc.
3	Derivatives, active Banking rate (TAB)	Not Applicable	OTC (brokers)	Interest rate curves based on modeling of TAB – Chamber spread.
	Derivatives, American forwards	Not Applicable	Bloomberg	Black and Scholes with inputs from European options.

Note 35 – Fair Value of Financial Assets and Liabilities, continued

The following table classifies assets and liabilities measured at fair value on a recurring basis, in accordance with the fair value hierarchy established in IFRS 13, as of December 31, 2022 and 2021 :

	As of December 31, 2022
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	472,283	390,870	28,207	53,206
Central Bank of Chile and Government securities	160,751	160,751	—	—
Other securities issued locally	22,877	—	22,877	—
Foreign government and Central Bank instruments	182,268	182,268	—	—
Other securities issued abroad	4,658	—	4,658	—
Investments in mutual funds	47,598	47,598	—	—
Financial assets not held for trading valued mandatorily at fair value through profit or loss	53,206	—	—	53,206
Other financial instruments at FVTPL	925	253	672	—
Financial instruments at fair value through other comprehensive income	3,735,290	3,211,578	282,036	92,182
Central Bank of Chile and Government securities	2,971,905	2,971,905	—	—
Other securities issued locally	205,358	—	205,358	—
Foreign government and Central Bank instruments	311,319	161,825	—	—
Other securities issued abroad	232,350	77,848	62,320	92,182
Other investments at FVOCI	14,358	—	14,358	—
Financial derivative contracts	3,756,340	—	3,738,357	35,966
Forwards	488,261	—	487,602	17,983
Swaps	3,267,426	—	3,250,102	659
Call options	653	—	653	17,324
Put options	—	—	—	—
Totals Assets	7,963,913	3,602,448	4,048,600	181,354
Liabilities
Financial derivative contracts	3,644,874	—	3,644,711	326
Forwards	530,445	—	530,388	163
Swaps	3,113,516	—	3,113,410	57
Call options	403	—	403	106
Put options	510	—	510	—
Totals Liabilities	3,644,874	—	3,644,711	326

Note 35 – Fair Value of Financial Assets and Liabilities, continued

	As of December 31, 2021
		Market value of the	Other observable	Non-observable
Measurement at fair value of instruments		asset for identified assets	significant inputs	significant inputs
on a recurring basis using	Fair value	(Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	332,724	322,913	9,811	—
Central Bank of Chile and Government securities	50,743	50,743	—	—
Other securities issued locally	111	—	111	—
Foreign government and Central Bank instruments	232,083	232,083	—	—
Other securities issued abroad	8,824	—	8,824	—
Investments in mutual funds	39,842	39,842	—	—
Other financial instruments at FVTPL	1,121	245	876	—
Financial instruments at fair value through other comprehensive income	3,660,450	2,639,091	1,021,359	—
Central Bank of Chile and Government securities	2,325,668	2,325,668	—	—
Other securities issued locally	138,845	—	138,845	—
Foreign government and Central Bank instruments	45,386	45,386	—	—
Other securities issued abroad	366,487	261,334	105,153	—
Other investments at FVOCI	784,064	6,703	777,361	—
Financial derivative contracts	2,980,926	—	2,962,174	18,752
Forwards	382,206	—	380,210	1,996
Swaps	2,598,071	—	2,581,315	16,756
Call options	649	—	649	—
Put options	—	—	—	—
Totals Assets	6,974,100	2,962,004	3,993,344	18,752
Liabilities
Financial derivative contracts	2,925,587	—	2,924,710	877
Forwards	391,049	—	390,414	635
Swaps	2,534,164	—	2,533,922	242
Call options	343	—	343	—
Put options	31	—	31	—
Totals Liabilities	2,925,587	—	2,924,710	877

Transfers between level 1 and 2

As of December 31, 2022 and 2021 no transfers were observed between Level 1 and Level 2, as shown below

	As of December 31,
Measurement at fair value of instruments	2022
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	472,283	—	—
Financial instruments at fair value through other comprehensive income	3,735,290	—	—
Financial derivative contracts	3,756,340	—	—
Totals Assets	7,963,913	—	—
Liabilities
Financial derivative contracts	3,644,874	—	—
Totals Liabilities	3,644,874	—	—

Note 35 – Fair Value of Financial Assets and Liabilities, continued

	As of December 31,
Measurement at fair value of instruments	2021
that are valued recurrently	Fair value	Level 1 to 2	Level 2 to 1
	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss	332,724	—	—
Financial instruments at fair value through other comprehensive income	3,660,450	—	—
Financial derivative contracts	2,980,926	—	—
Totals Assets	6,974,100	—	—
Liabilities
Financial derivative contracts	2,925,587	—	—
Totals Liabilities	2,925,587	—	—

Disclosures Regarding Level 3 - Transfer from /to Level 3 of Assets and Liabilities

During 2022 and 2021, no assets were transferred from/to level 3 from/to levels 1 and 2.

Disclosures Regarding Level 3 Assets and Liabilities

Level 3 assets and liabilities are valued using techniques that require inputs that are not observable on the market, for which the income approach is used to convert future amounts to present amounts.

This category includes:

●

Financial derivative instruments indexed to the TAB rate. This rate is comprised of an interbank rate and a liquidity premium charged to financial institutions and is determined using a short-rate model with mean reversion.

●	American forward options.
●	Financial assets whose contractual cash flows have not met the conditions of the SPPI test,
●	Corporate bond whose data are not observable in the market.

As none of these products has a market, the Bank uses financial engineering valuation techniques that use unobservable variables.

These techniques use the following inputs: transaction prices from the main financial instrument markets and assumptions that Management believes are commonly used by the financial services industry. Using this information, unobservable variables are constructed such as: adjustment curves, spreads, volatilities and other variables necessary for the valuation. Lastly, all of the models are subject to internal contrasts by independent areas and have been reviewed by internal auditors and regulators.

None of these products generate significant impacts on the Bank’s results as a result of recalibration. The American Forward is only offered for the US dollar-Chilean peso market and until now, given the important differential between these interest rates, the product behaves like a traditional forward. The TAB swap does not have significant impacts on the valuation as the modeled liquidity premiums have a quick mean reversion for the short part and low volatility for the long part, concentrating on the book’s sensitivity in the longest part of the curve.

Note 35 – Fair Value of Financial Assets and Liabilities, continued

The following table reconciles assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2021.

	As of December 31, 2022
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss
Financial assets not held for trading valued mandatorily at fair value through profit or loss	—	(442)	—	53,648	—	53,206
Financial instruments at fair value throught other comprehensive income
Other securities issued abroad	—	—	(8,925)	101,107	—	92,182
Financial derivative contracts
Forwards	1,996	(273)	—	(1,064)	—	659
Swaps	16,756	3,620	—	(3,052)	—	17,324
Totals Assets	18,752	2,905	(8,925)	150,639	—	163,371
Liabilities
Financial derivative contracts
Forwards	635	(460)	—	(118)	—	57
Swaps	242	(1,524)	—	1,388	—	106
Totals Liabilities	877	(1,984)	—	1,270	—	163

	As of December 31, 2021
		Gain (loss)	Gain (loss)	Purchases,	Transfers
	Opening	recognized in	recognized in	sales and	from level 1	Ending
Level 3 reconciliation	balance	profit or loss	equity	agreements	or level 2	balance
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets
Financial instruments at fair value through profit or loss
Financial assets not held for trading valued mandatorily at fair value through profit or loss	—	—	—	—	—	—
Financial instruments at fair value throught other comprehensive income
Other securities issued abroad	—	—	—	—	—	—
Financial derivative contracts
Forwards	3,576	1,789	—	(3,369)	—	1,996
Swaps	23,689	(1,437)	—	(5,496)	—	16,756
Totals Assets	27,265	352	—	(8,865)	—	18,752
Liabilities
Financial derivative contracts
Forwards	116	2,331	—	(1,812)	—	635
Swaps	724	(2,751)	—	2,269	—	242
Totals Liabilities	840	(420)	—	457	—	877

Note 35 – Fair Value of Financial Assets and Liabilities, continued

Hierarchy for remaining assets and liabilities

The following table classifies assets and liabilities measured at fair value on a non-recurring basis, in accordance with the fair value hierarchy as of December 31, 2022 and 2021:

	As of December 31, 2022
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	3,058,752	3,058,752	—	—
Cash items in process of collection	494,994	494,994	—	—
Loans and accounts receivable at amortized cost	25,711,811	—	—	26,405,529
Financial instruments at amortized cost	1,013,943	925,277	—	—
Investments under resale agreements	162,774	162,774	—	—
Interbank loans, net	46,122	46,122	—	—
Totals Assets	30,488,396	4,687,919	—	26,405,529
Liabilities
Deposits and other demand liabilities	5,555,185	5,555,185	—	—
Cash in process of being cleared	456,957	456,957	—	—
Obligations under repurchase agreements	354,088	354,088	—	—
Time deposits and other time liabilities	12,703,653	—	12,628,648	—
Interbank borrowings	4,728,323	4,714,722	—	—
Debt instruments issued	6,547,807	—	6,360,361	—
Financial instruments of regulatory capital issued	1,263,169	—	1,417,784	—
Lease contract liabilities	94,575	94,575	—	—
Other financial liabilities	359,573	359,573	—	—
Totals Liabilities	32,063,330	11,535,100	20,406,793	—

	As of December 31, 2021
		Market value of the	Other observable	Non-observable
	Estimated fair	asset for identified	significant inputs	significant inputs
Measurement at fair value of items on a non-recurring basis	value	assets (Level 1)	(Level 2)	(Level 3)
	MCh$	MCh$	MCh$	MCh$
Assets
Cash and deposits in banks	3,473,392	3,473,392	—	—
Cash items in process of collection	438,496	438,496	—	—
Loans and accounts receivable at amortized cost	23,795,548	—	—	24,119,631
Financial instruments at amortized cost	187,455	187,086	—	—
Investments under resale agreements	606,178	606,178	—	—
Interbank loans, net	80,554	80,554	—	—
Totals Assets	28,581,623	4,785,706	—	24,119,631
Liabilities
Deposits and other demand liabilities	7,576,095	7,576,095	—	—
Cash in process of being cleared	424,358	424,358	—	—
Obligations under repurchase agreements	466,006	466,006	—	—
Time deposits and other time liabilities	10,097,443	—	10,009,988	—
Interbank borrowings	4,918,423	4,915,814	—	—
Debt instruments issued	5,609,795	—	5,486,872	—
Financial instruments of regulatory capital issued	1,153,045	—	1,153,045	—
Lease contract liabilities	115,544	106,564	—	—
Other financial liabilities	42,435	42,435	—	—
Totals Liabilities	30,403,144	13,531,272	16,649,905	—